Employee benefits	12 Months Ended
Dec. 31, 2017
Employee benefits
Employee benefits

30Employee benefits

(a)Variable remuneration program

The Company maintains a performance based bonus program for its employees, which is tied to its performance plans and the attainment of specific objectives based on cash generation, which are established and agreed upon at the beginning of each year. The amount recorded as expenses for the year ended December 31, 2017 was R$ 79,765 (December 31, 2016 - R$ 79,167 and December 31, 2015 - R$ 95,954).

(b)Defined contribution pension plan

In 2000, the Company became a sponsor of the Senador José Ermírio de Moraes Foundation (FUNSEJEM), a not-for-profit pension fund for the employees of the Votorantim Group. Under the fund’s regulations, the Company matches employees’ contributions to FUNSEJEM, which may range from 0.5% to 6% of nominal salary. The Company’s contributions for the year ended December 31, 2017 amounted to R$ 11,449 (R$ 11,657 as of December 31, 2016 and R$ 9,682 as of December 31, 2015), recognized under “Labor expenses”.

(c)Medical assistance provided to retirees

The Company entered into an agreement with the São Paulo State Pulp and Paper Industry Workers’ Union to provide the funding for a lifetime medical assistance plan (SEPACO) for all of the Company’s employees covered in this agreement, their dependents, until they come of age, and their spouses, for life.

The Company’s policy determines that the cost of the benefit be allocated from the date of hiring to the date on which the employee becomes eligible to receive the medical assistance benefit. The amount recorded as expenses for the year ended December 31, 2017 was R$ 8,512 (R$ 6,678 as of December 31, 2016 and R$ 6,940 as of December 31, 2015).

The actuarial methods are based on economic and biometric assumptions, as follows:

	Actuarial assumptions
	2017	2016

Discount rate - %	5.39	5.65
Real growth rate of medical costs - %	3.25	3.0
Rate of increase of utilization of medical assistance - %	3.25	3.0
Long-term inflation - %	4.4	5.5
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of general mortality for invalids	IAPB 57	IAPB 57

The sensitivity analysis of the obligation related to the healthcare plan regarding changes in the main assumptions is the follows:

	Change in assumptions	Increase in assumptions	Decrease in assumptions

Discount rate - %	0.50%	Decrease of 5.6%	Increase of 6.1%
Trend rate of medical costs - %	0.50%	Increase of 6.3%	Decrease of 5.8%
Mortality	1 year	Increase of 4.3%	Decrease of 4.3%

The sensitivity analysis is based on changes in just one assumption while the other assumptions remain unchanged.

The actuarial obligation, recorded under “Other payables”, is as follows:

	2017	2016

Reconciliation of liabilities
Present value of actuarial obligations at beginning of the year	136,340	89,944
Cost of current service from:
Interest on actuarial obligations	15,527	11,806
Benefits paid	(7,015)	(5,270)
Actuarial (gain) losses in the “Other comprehensive income”	(10,095)	39,718
Others		142

Present value of actuarial obligations at end of the year	134,757	136,340

(d)Employee benefits expenses

	2017	2016	2015

Payroll, profit sharing and related charges	677,455	668,932	654,984
FGTS and other rescission indemnifications	44,176	41,449	38,428
INSS	24,057	24,181	17,078
Others	42,825	43,956	32,703

	788,513	778,518	743,193